INTANGIBLE ASSETS (Detail Textuals) (USD $)	12 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Trade Secrets and Developed Technologies	Jun. 30, 2014 Patents	Sep. 30, 2013 Patents	Sep. 30, 2012 Patents
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)				7 years	5 years	5 years	5 years
Total amortization expense charged to operations	$ 163,404	$ 272,844	$ 363,791